Fair Values of Financial Instruments (Tables)	12 Months Ended
Dec. 31, 2013
Fair Value Disclosures [Abstract]
Other than Temporary Impairment, Credit Losses Recognized in Earnings [Table Text Block]
The table below shows the credit loss roll forward for the Bancorp’s pooled trust preferred securities that have been classified with other-than-temporary impairment:

(Dollars in thousands)
Collateralized debt obligations
other-than-temporary impairment
Ending balance, December 31, 2012	$271
Additions not previously recognized	-
Ending balance, December 31, 2013	$271

Schedule of Fair Value, Pooled Trust Preferred Securities [Table Text Block]
Cusip	74043CAC1	74042TAJ0	01449TAB9	01450NAC6
Deal name	PreTSL XXIV	PreTSL XXVII	Alesco IX	Alesco XVII
Class	B-1	C-1	A-2A	B
Book value	$1,257	$1,296	$1,303	$1,352
Fair value	$421	$374	$716	$457
Unrealized gains/(losses)	$(836)	$(922)	$(587)	$(895)
Lowest credit rating assigned	CC	C	BB	CC
Number of performing banks	50	28	53	45
Number of performing insurance companies	13	7	10	n/a
Number of issuers in default	17	9	1	3
Number of issuers in deferral	13	5	12	8
Defaults & deferrals as a % of performing collateral	49.14%	33.47%	19.11%	27.59%
Subordination:
As a % of performing collateral	-2.11%	-10.04%	35.32%	18.23%
As a % of performing collateral - adjusted for projected future defaults.	-11.11%	-19.74%	30.75%	13.56%
Other-than-temporary impairment model assumptions:
Defaults:
Year 1 - issuer average	2.70%	2.70%	2.20%	1.80%
Year 2 - issuer average	2.70%	2.70%	2.20%	1.80%
Year 3 - issuer average	2.70%	2.70%	2.20%	1.80%
> 3 Years - issuer average	(1)	(1)	(1)	(1)
Discount rate - 3 month Libor, plus implicit yield spread at purchase	1.48%	1.23%	1.27%	1.44%
Recovery assumptions	(2)	(2)	(2)	(2)
Prepayments	0.00%	0.00%	0.00%	0.00%
Other-than-temporary impairment	$41	$132	$36	$62

(1) - Default rates > 3 years are evaluated on a issuer by issuer basis and range from 0.25% to 5.00%.
(2) - Recovery assumptions are evaluated on a issuer by issuer basis and range from 0% to 15% with a five year lag.

Schedule of Fair Value, Assets and Liabilities Measured on Recurring Basis [Table Text Block]
			(Dollars in thousands)
	Estimated Fair Value Measurements at December 31, 2013 Using
Assets:	December 31, 2013	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Available-for-sale securities
U.S. government sponsored entities	$18,360	$-	$18,360	$-
CMO and residential mortgage-backed securities	100,315	-	100,315	-
Municipal securities	73,653	-	73,653	-
Collateralized debt obligations	1,968	-	-	1,968
Total available-for-sale securities	$194,296	$-	$192,328	$1,968

			(Dollars in thousands)
	Estimated Fair Value Measurements at December 31, 2012 Using
Assets:	December 31, 2012	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Available-for-sale securities
U.S. government sponsored entities	$23,096	$-	$23,096	$-
CMO and residential mortgage-backed securities	99,914	-	99,914	-
Municipal securities	63,073	-	63,073	-
Collateralized debt obligations	1,392	-	-	1,392
Total available-for-sale securities	$187,475	$-	$186,083	$1,392

Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Table Text Block]
Reconciliation of available-for-sale securities, which require significant adjustment based on unobservable data, are presented below:

(Dollars in thousands)
Estimated Fair Value Measurements Using Significant Unobservable Inputs (Level 3)
Available-for- sale securities
Total realized/unrealized (losses)/gains, January 1, 2012	$1,361
Included in earnings	(6)
Included in other comprehensive income	37
Transfers in and/or (out) of Level 3	-
Ending balance, December 31, 2012	1,392

Total realized/unrealized (losses)/gains, January 1, 2013	$1,392
Included in earnings	-
Included in other comprehensive income	576
Transfers in and/or (out) of Level 3	-
Ending balance, December 31, 2013	$1,968

Fair Value, Assets and Liabilities Measured on Nonrecurring Basis [Table Text Block]
Assets and liabilities measured at fair value on a non-recurring basis are summarized below:

	(Dollars in thousands)
	Estimated Fair Value Measurements at December 31, 2013
	December 31, 2013	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Impaired loans	$8,164	$-	$-	$8,164
Foreclosed real estate	1,084	-	-	1,084

			(Dollars in thousands)
	Estimated Fair Value Measurements at December 31, 2013
	December 31, 2012	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Impaired loans	$17,879	$-	$-	$17,879
Foreclosed real estate	425	-	-	425

Fair Value, by Balance Sheet Grouping [Table Text Block]
The following table shows carrying values and related estimated fair values of financial instruments as of the dates indicated. Estimated fair values are further categorized by the inputs used to measure fair value. Items that are not financial instruments are not included.

	(Dollars in thousands)
	December 31, 2013		Estimated Fair Value Measurements at December 31, 2013 Using
	Carrying Value	Estimated Fair Value	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Financial assets:
Cash and cash equivalents	$21,124	$21,124	$21,124	$-	$-
Securities available-for-sale	194,296	194,296	-	192,328	1,968
Loans held-for-sale	136	138	138	-	-
Loans receivable, net	430,632	427,719	-	-	427,719
Federal Home Loan Bank stock	3,086	3,086	-	3,086	-
Accrued interest receivable	2,480	2,480	-	2,480	-

Financial liabilities:
Non-interest bearing deposits	73,430	73,430	73,430	-	-
Interest bearing deposits	499,463	499,470	343,847	155,623	-
Repurchase agreements	14,031	14,043	8,042	6,001	-
Borrowed funds	30,898	30,956	799	30,157	-
Accrued interest payable	47	47	-	47	-

	(Dollars in thousands)
	December 31, 2012		Estimated Fair Value Measurements at December 31, 2012 Using
	Carrying Value	Estimated Fair Value	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Financial assets:
Cash and cash equivalents	$33,751	$33,751	$33,751	$-	$-
Securities available-for-sale	187,475	187,475	-	186,083	1,392
Loans held-for-sale	323	332	332	-	-
Loans receivable, net	428,560	429,733	-	-	429,733
Federal Home Loan Bank stock	3,086	3,086	-	3,086	-
Accrued interest receivable	2,483	2,483	-	2,483	-

Financial liabilities:
Non-interest bearing deposits	75,228	75,228	75,228	-	-
Interest bearing deposits	491,181	491,295	319,520	171,775	-
Repurchase agreements	16,298	16,310	10,131	6,179	-
Borrowed funds	33,207	33,658	207	33,451	-
Accrued interest payable	52	52	-	52	-